Derivative Interest rate swap contract List (Details) - 12 months ended Dec. 31, 2018 - Interest rate swap contracts $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		2.01%
Contract Interest rate Receive		3M CD+0.24%
Contract amount | ₩		₩ 100,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		2.06%
Contract Interest rate Receive		3M CD+0.27%
Contract amount | ₩		₩ 100,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[1]	Nomura
Derivative, Term of Contract	[1]	2017~2037
Contract Interest rate Pay	[1]	2.05%
Contract Interest rate Receive	[1]	3.08%
Contract amount | ₩	[1]	₩ 30,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2017~2021
Contract Interest rate Pay		2.45%
Contract Interest rate Receive		3M CD+0.32%
Contract amount | ₩		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[2]	Nomura
Derivative, Term of Contract	[2]	2018~2038
Contract Interest rate Pay	[2]	2.56%
Contract Interest rate Receive	[2]	3.75%
Contract amount | ₩	[2]	₩ 30,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.15%
Contract Interest rate Receive		3M CD+0.19%
Contract amount | ₩		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.17%
Contract Interest rate Receive		3M CD+0.19%
Contract amount | ₩		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KEB Hana Bank
Derivative, Term of Contract		2018~2023
Contract Interest rate Pay		2.03%
Contract Interest rate Receive		3M CD+0.21%
Contract amount | ₩		₩ 150,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Societe Generale
Derivative, Term of Contract		2017~2022
Contract Interest rate Pay		3M Libor+3.44%
Contract Interest rate Receive		3.77%
Contract amount | ₩		₩ 200,000
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-import bank of Korea
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount			$ 15,893
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ING Bank
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount			7,861
Not Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67%
Contract Interest rate Receive		6M USD Libor
Contract amount			7,861
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount			92,120
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KFW
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16%
Contract Interest rate Receive		6M USD Libor
Contract amount			92,120
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Credit Agricole
Derivative, Term of Contract		2018~2033
Contract Interest rate Pay		3.98%~4.10%
Contract Interest rate Receive		6M USD Libor
Contract amount			92,686
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		SMBC
Derivative, Term of Contract		2018~2033
Contract Interest rate Pay		4.05%~4.18%
Contract Interest rate Receive		6M USD Libor
Contract amount			121,205
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Bank
Derivative, Term of Contract		2016~2019
Contract Interest rate Pay		1.56%
Contract Interest rate Receive		1.65%
Contract amount			36,890
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		SMBC
Derivative, Term of Contract		2016~2019
Contract Interest rate Pay		1.56%
Contract Interest rate Receive		1.65%
Contract amount			36,890
Designated as Hedging Instrument [Member]
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-import bank of Korea
Derivative, Term of Contract		2016~2036
Contract Interest rate Pay		3.00%
Contract Interest rate Receive		4.99%
Contract amount			$ 2,564

[1]	2.05% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD+0.10% is applied thereafter.
[2]	2.56% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CD+0.10% is applied thereafter.